Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,308,593
Previously Paid Amount	0
Total Fee Amount	4,047.52
Total Offset Amount	0
Net Fee	$ 4,047.52